Taxation	6 Months Ended
Jun. 30, 2026
Income taxes paid (refund) [abstract]
Taxation

4.Taxation
The effective tax rate for the first half is 30.3% compared with 26.3% in 2025. 2026 includes adverse impacts arising as a result of the separation of the Ice Cream business in 2025.